SCHEDULE OF CAPITALIZED COSTS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proved properties: Mineral interests	$ 15,084,658	$ 15,084,658
Proved properties: Wells, equipment and facilities	5,827,383	5,261,139
Total proved properties	20,912,041	20,345,797
Unproved properties: Mineral interests	1,113,494	958,133
Unproved properties: Uncompleted wells, equipment and facilities
Total unproved properties	1,113,494	958,133
Less accumulated depletion and impairment	(19,573,054)	(18,918,311)
Oil and gas property - not subject to amortization, net	$ 2,452,481	$ 2,385,619